NOTES PAYABLE (Narrative) (Details)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 14, 2016	Dec. 18, 2014 USD ($)	Dec. 17, 2016 USD ($) d	Nov. 30, 2016 USD ($) shares	Mar. 24, 2016 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Jul. 05, 2016	Mar. 18, 2016 shares	Dec. 18, 2015	Jul. 07, 2014 USD ($)
Short-term Debt [Line Items]
Debt issuance costs									$ 15,500
Accrued interest payable										$ 10,264	$ 101,185
Maturity date										Jul. 08, 2017
Loss on extinguishment of debt								(267,567)	(130,423)	$ (691,904)	(768,602)
Loss on derivative liabilities									$ 365,576	1,894,258	$ 23,593
Warrant [Member]
Short-term Debt [Line Items]
Loss on derivative liabilities										1,616,215
Conversion Feature [Member]
Short-term Debt [Line Items]
Loss on derivative liabilities										$ 13,947
SlainteVentures, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate												12.00%		18.00%
Default rate of interest under the note	70.00%		80.00%
Number of shares of common stock issued | shares				104,939
Number of shares called by warrants | shares													416,667
Warrant exercise price | $ / shares										$ 0.18
Maturity date	Dec. 30, 2017
Value of shares of common stock issued			$ 100,000	$ 100,000
Number of trading days | d			30
Loss on extinguishment of debt			$ 674,666
Assumption of liabilities for stock, shares | shares				594,540
Exercise warrants issuance of Common stock | shares				1,330,007
Notes Payable Other Payables [Member] | WeedMD RX Inc. (''WMD'') [Member]
Short-term Debt [Line Items]
Debt instrument, face amount					$ 175,000										$ 175,000
Debt instrument, interest rate															5.00%
Assumption of liabilities for stock, shares | shares					1,100,000
Notes Payable Other Payables [Member] | Unrelated Third Party [Member]
Short-term Debt [Line Items]
Debt instrument, face amount		$ 600,000
Debt instrument, interest rate		12.00%
Debt issuance costs		$ 13,500